Note 16 - Subsequent Event	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
16.	Subsequent event

On August 25, 2021, the Company’s subsidiary Wanchunbulin entered into a commercialization and co-development agreement with Jiangsu Hengrui Pharmaceuticals Co., Ltd. (“Hengrui”), under which Wanchunbulin will grant Hengrui exclusive rights to commercialize and co-develop the Company’s investigational drug candidate plinabulin in the Greater China markets, including mainland China, Hong Kong, Macau and Taiwan (“Greater China”). In return, Wanchunbulin will receive approximately $30,000 (RMB200,000) of upfront payment and up to approximately $170,000 (RMB1,100,000) of regulatory and sales milestone payments from Hengrui. In addition, Wanchunbulin will retain the manufacturing rights of plinabulin and is entitled to receive the full amount of sales proceeds, and will pay Hengrui a pre-determined percentage of the net sales of plinabulin in Greater China for the commercialization.

In connection with the commercialization and co-development agreement, Wanchunbulin also entered into an investment agreement with Hengrui, under which Hengrui will obtain at least 2.5% of equity interests in Wanchunbulin for cash consideration of approximately $15,000 (RMB100,000).